Commitments (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 30,993	$ 31,223
License expense	$ 4,123	$ 4,239